Finance Expenses	12 Months Ended
Dec. 31, 2023
Finance Expenses [Abstract]
FINANCE EXPENSES
16.	FINANCE EXPENSES

	December 31, 2023	December 31, 2022	December 31, 2021
Interest paid and accretive interest on debentures	$-	$86,841	$1,893,494
Interest expense on long-term debt	-	-	4,877
Interest on bank loans	102,392	-	22,6864
Other interest and bank charges	704,978	58,894	47,704
Interest earned on director’s loan	-	-	(6,000)
Interest expense on lease obligations	34,445	35,678	21,279
Total	$841,815	$181,413	$1,984,040